Management of financial risks, financial instruments, and other risks	12 Months Ended
Dec. 31, 2021
Management Of Financial Risks Financial Instruments And Other Risks
Management of financial risks, financial instruments, and other risks

28. Management of financial risks, financial instruments, and other risks

a) Overview

The Group prioritizes risks that could have a material impact on its strategic objectives, including regulatory risks. To efficiently manage and mitigate these risks, the risk management structure conducts risk identification and assessment to prioritize the risks that are key to pursue potential opportunities and/or that may prevent value from being created or that may compromise existing value, with the possibility of having impacts on results, capital, liquidity, customer relationship and reputation.

Risks that are actively monitored include:

Credit Risk;

Liquidity Risk;

Market Risk and Interest Rate Risk in the Banking Book (IRRBB);

Operational Risk / Information Technology (IT) Risk;

Compliance Risk; and

Reputational Risk.

b) Risk Management Structure

The Group's risk management structure considers the size and complexity of its business, which allows the monitoring and control of the risks to which it is exposed.

The risk management process permeates the entire Group, across the countries where Nu has operations, in line with the guidelines of management and executives, who, through committees and other internal meetings, define strategic objectives, including risk appetite. In addition, the capital control and management units provide support through risk and capital monitoring and analysis processes.

The Group considers a risk appetite statement (“RAS”) to be an essential tool to support risk management and decision making. Therefore, its development is aligned with the business plan, strategy development and capital. Nu has defined a RAS that prioritizes the main risks and, for each of these, qualitative statements and quantitative metrics expressed in relation to gains, capital, risk measures, liquidity and other relevant measures have been implemented, as appropriate.

Nu's risk management structure allows inherent and residual risks to be properly identified, measured, evaluated, monitored, reported, controlled and mitigated to support the development of its activities. Thus, Nu has adopted a model which consists of three lines of defense, as follows:

●	First line of defense (risk owner accountability): business functions or activities that generate exposure to risks, whose managers perform risk management in accordance with policies, limits and other conditions defined and approved by the Board of Directors. The first line of defense must have the means to identify, measure, address and report the risks assumed.
●	Second line of defense (review and challenge): consists of the areas of Risk Management, Internal Controls and Compliance. It ensures an effective control of risks and that these are managed according to the defined appetite level. Responsible for proposing risk management policies, developing models, methodologies, as well as for evaluating and supervising the first line of defense.
●	Third line of defense (risk assurance): composed of Internal Audit, is responsible for periodically independently evaluating whether policies, methods and procedures are adequate, in addition to verifying their effective implementation.

Another important element of the risk management framework is the structure of Technical Forums and Committees. These governance bodies were designed and implemented to monitor and make decisions on aspects associated with the Group's management and control. Nu has implemented this structure both at a Global and a country-level perspective, as described below.

Global risk-related Governance body:

●	Audit and Risk Committee: its main duties are to evaluate the performance and progress of the work of the Internal Audit, the independent audit, as well as the respective reports related to the internal control systems, to follow the recommendations made by the internal and independent auditors to management, to review and discuss with management and the independent auditor the annual audited financial statements and unaudited quarterly financial statements, to assist the Board of Directors in the performance of its risk management and control functions, and monitoring the level of risk exposure according to the RAS. It consists of at least three members and meets at least quarterly.

Country-level risk-related Governance bodies:

Each of the countries where the Group has operations established a structure of governance based on the relevant regulatory requirements and composed of the following elements. Depending on the nature of the subject to be managed, some Committees and meetings can be grouped to cover more than one country.

●	Risk Committee: its objective is to assist the country's executive officers in the performance of the entity’s risk management and control functions, monitoring the level of risk exposure according to risk appetite. It also aims to adopt strategies, policies and measures aimed at disseminating a culture of internal controls and risk mitigation.
●	Credit Committee: its objective is to review and supervise credit strategies and their impacts on the subsidiary's results, and to review the credit strategies in light of the macroeconomic environment and risk information related to the credit market and competitors.
●	Audit Committee: its main duties are to evaluate the performance and progress of the work of the Internal Audit function, the independent auditors, and the respective reports related to the internal control systems, to follow the recommendations made by internal and independent auditors to management, and to review and discuss with management and the independent auditor the annual audited financial statements and unaudited quarterly financial statements.
●	Technical Forums: regular meetings to discuss and propose recommendations to the country-level Risk Committee. Depending on the materiality in each of the countries, each topic listed below can have its own Technical Forum, with the participation of executives from associated areas: accounting and tax, operational risk and internal controls, asset and liability management ("ALM") / capital, information technology risks ("IT"), Compliance, fraud prevention, anti-money laundering ("AML"), stress tests, product review and credit provisions. Each Technical Forum has its own charter, establishing the scope of work, voting members and other working model attributes.

c) Risks actively monitored

The Group is exposed to different risks arising from its activities. Risk monitoring adapts as new risks and threats emerge. Currently, the Group is focused on the following risks:

●	Credit Risk

The Group credit risk management structure is independent from the business units and provides processes and tools to measure, monitor, control and report the credit risk from all products, continuously verifying their adherence to the approved policies and risk appetite structure. Credit risk management also assesses and monitors the impacts of potential changes in the economic environment on the Group credit portfolio to ensure that it is resilient to economic downturns.

Nu's credit decision-making leverages a tiered review process based on materiality and impact of credit decisions. The decision tiers are classified in small, medium or large, related to their size and estimated impact. Each tier goes through a governance framework in accordance with the defined classification level, whereby larger decisions have a higher diligence level. Credit decision approvals take place in committees, technical forums, and the designated decision forums, with the involvement of the first and second lines of defense, depending on the governance framework. For the decision-making process, information arising from historical performance is presented and discussed using predictive models that analyze and score existing and potential customers based on their profitability and credit risk profile.

The Group uses customers’ internal information, statistical models, and other quantitative analyses to determine the risk profile of each customer in the portfolio. The information collected is used to manage the portfolio credit risk and to measure expected credit losses with periodical assessment of changes in the provision amounts.

Regarding past due customers, their behavior is continuously tracked and monitored to improve policies and approaches to collect debt. The collection strategies and policies of the Group depend on customer profiles and model scores, and they aim to maximize the recovery amounts.

The Group also has limits for exposure to counterparty credit risk in cash or cash equivalents assets, aligned with its RAS. These limits are based on ratings from external rating agencies. Only part of the cash can be invested in assets with credit risk exposures.

The Group’s outstanding balance of financial assets is shown in the table below:

Financial assets	2021	2020

Cash and cash equivalents	2,705,675	2,343,780

Securities	815,962	4,287,277
Derivative financial instruments	101,318	80
Collateral for credit card operations	1,052	90,761
Financial assets at fair value through profit or loss	918,332	4,378,118

Securities	8,163,428	-
Financial assets at fair value through other comprehensive income	8,163,428	-

Compulsory deposits at central banks	938,659	43,542
Credit card receivables	4,780,520	2,908,907
Loans to customers	1,194,814	174,694
Other financial assets at amortized cost	18,493	22,870
Financial assets at amortized cost	6,932,486	3,150,013
Total	18,719,921	9,871,911

●	Liquidity Risk

Liquidity risk is monitored to ensure that the Group will have sufficient high-quality liquid assets to withstand severe stress scenarios together with an adequate funding profile in terms of tenor, type, and counterparties.

The Group has a Contingency Funding Plan that describes possible management actions that should be taken in the case of a deterioration of the liquidity indicators.

Primary sources of funding - by maturity

	2021				2020
Funding Sources	Up to 12 months	Over 12 months	Total	%	Up to 12 months	Over 12 months	Total	%

Deposits by customers
Bank receipt of deposits (RDB)	7,663,355	64,753	7,728,108	99%	4,415,892	29,813	4,445,705	91%
Bank receipt of deposits (RDB-V)	31,557	-	31,557	1%	90,360	-	90,360	2%
Time deposit	19,181	-	19,181	0%	-	19,513	19,513	0%
Instruments eligible as capital	-	12,056	12,056	0%	-	15,492	15,492	0%
Senior preferred shares	-	-	-	0%	-	328,394	328,394	7%
Total	7,714,093	76,809	7,790,902	100%	4,506,252	393,212	4,899,464	100%

Maturities of financial liabilities

The tables below summarize the Group’s financial liabilities into groups based on their contractual maturities:

	2021
Financial liabilities	Carrying amount	Gross nominal outflow (1)	Up to 1 month	1 to 3 months	3-12 months	Over 12 months

Derivative financial instruments	87,278	87,658	83,155	4,035	68	400
Instruments eligible as capital	12,056	44,666	-	-	-	44,666
Repurchase agreements	3,046	3,046	3,046	-	-	-
Deposits in electronic money (*)	1,887,945	1,887,945	1,887,945	-	-	-
Bank receipt of deposits (RDB)	7,728,108	7,861,504	7,296,337	78,035	439,561	47,571
Bank receipt of deposits (RDB-V)	31,557	31,557	31,557	-	-	-
Time deposit	19,181	20,429	-	-	20,429	-
Other deposits	509	509	509	-	-	-
Payables to credit card network	4,882,159	4,882,160	2,518,437	1,205,765	1,155,762	2,196
Borrowings and financing	147,243	161,543	1,686	9,738	43,090	107,029
Securitized borrowings	10,011	10,089	-	10,089	-	-
Total	14,809,093	14,991,106	11,822,672	1,307,662	1,658,910	201,862
(*)	In accordance with regulatory requirements, in guarantee of these deposits the Group has pledged reverse repurchase agreements and securities composed of Brazilian government bonds in the total amount of US$2,171,585 to the Brazilian Central Bank as of December 31, 2021.
(1)	The gross nominal outflow was projected considering the exchange rate of Brazilian reais and Mexican pesos to US$ as of December 31, 2021 (R$5.5758 and MXN20.5294 per US$1) and the projected Brazilian CDI, obtained in B3’s website, for the deposits.

Market Risk and Interest Rate Risk in the Banking Book (IRRBB)

There is a market risk and IRRBB control and management structure, independent from the business units, which is responsible for the processes and tools to measure, monitor, control and report the market risk and IRRBB, continuously verifying the adherence with the approved policies and limit’s structure.

Management of market risk and IRRBB is based on metrics that are reported to the Asset & Liability Management and Capital ("ALM") Technical Forum and to the country-level Risk Committee. Management is authorized to use financial instruments as outlined in the Group's internal policies to hedge market risk & IRRBB exposures.

Management of market risk and interest rate risk in the Banking Book (IRRBB) is based on the following metrics:

●	Interest Rate Sensitivity (DV01): impact on the market value of cash flows, when submitted to a one basis point increase in the current annual interest rates or index rate;
●	Value at Risk (VaR): maximum market value loss for a holding period with a confidence level; and
●	FX exposures, considering all financial positions that bring FX risk and operational expenses in other currencies.

Although the risk related to the changes in the fair value of its shares and its effects on share-based compensation and the embedded derivative conversion feature from the senior preferred share is observed, the Group does not hedge these risks because it considers this impracticable due to its nature and to the lack of instruments in the market. The risk arising from share-based payments is derived from the increase in expenses due to the issuance of new grants or appreciation of the share value of the Company. The risk arising from the embedded derivative conversion features affected the statement of profit or loss until the conversion when the entity derecognized the liability component and recognized it as equity. As a result, the total effect on changes in equity during the life of the convertible instrument was zero as no cash was paid.

The table below presents the VaR for the entities in Brazil, calculated using a confidence level of 95% and a holding period of 1 day, by a historical simulation approach, with a 5-year window.

VaR	2021	2020

Group	1,012	1,128
Nu Financeira	683	561
Nu Pagamentos	464	140

The financial positions directly held by Nu Holdings in the US are composed of demand deposits accounts (US$1,283,624), short term (less than 1 year) treasury bills (US$749,459), short-term time deposits (US$751,005), and a portfolio mainly composed of treasury bills and short-term high grade corporate bonds (US$198,852). This portfolio has a VaR (95% of confidence level, 1 day holding period) of US$128.

Currency risk

The consolidated financial statements may present volatility due to the Group’s operations in foreign currencies, such as Brazilian real and Mexican and Colombian pesos. At the Nu Holdings level, there is no net investment hedge for the investments in other countries.

As of December 31, 2021, and 2020, none of the entities of the Group had significant financial instruments in a currency other than their respective functional currencies.

In Brazil, Nu faces currency risks, mainly due to operational costs linked to its operations activities to mitigate foreign exchange risk, the Group hedges the expected costs in US$ and EUR in Nu Pagamentos, which has the Brazilian real as its functional currency. Derivatives instruments (dollar and euro future contracts, traded in B3) are used for carrying out these hedging activities, which are supervised by the Asset & Liability Management and Capital (ALM) Forum. Residual exposures are monitored, considering the costs (objects of hedge) and the derivatives (instruments of hedge). The currency risk in Nu Financeira is not hedged because it is deemed as not relevant.

Interest rate risk

The following analysis is the Group's sensitivity of the mark to market fair value to an increase of 1 basis point (“bp”) (DV01) in the Brazilian risk-free curve, IPCA coupon curve, assuming a parallel shift and a constant financial position:

Curve	Brazilian Risk-Free Curve		IPCA coupon
DV01	2021	2020	2021	2020

Group	4	-	(2)	(1)
Nu Financeira (1)	(2)	(1)	(2)	-
Nu Pagamentos	6	2	-	(1)
(1)	Includes Nu Financeira and its subsidiary Nu Invest.

The interest rate risk in subsidiaries other than Nu Pagamentos and Nu Financeira are deemed not relevant as of December 31, 2021, and 2020.

To maintain DV01 sensitivities within defined limits, interest rate futures, traded in B3, and swaps derivatives are used to hedge interest rate risk.

With respect to sensitivity to US risk-free interest rate, treasury bills held directly by Nu Holdings have a DV01 of US$36.8, and Time Deposits have DV01 of US$19.2.

●	Operational risk

There is an operational risk and internal control’s structure, which is responsible for the identification and assessment of operational risks, as well as the evaluation of the design and effectiveness of the internal controls structure. This structure is also responsible for the preparation and periodic testing of the business continuity plan and to coordinate the risk assessment in new product launches and significant changes in the existing processes.

Within the governance of the risk management process, mechanisms for identifying, measuring, evaluating, monitoring, and reporting operational risk events are presented to each business area (first line of defense), as well as disseminating the control culture to other team members internally. The main results from the risk assessments are presented to the Operational Risk and Internal Controls Technical Forum and to the Risk Committee. Applicable improvement recommendations result in action plans with planned deadlines and responsibilities.

Information Technology ("IT") risk

As the Group operates in a challenging cyber threat environment, it continuously invests in controls and technologies to defend against these threats. Information Technology risks, including cyber risk, is a priority area for Nu and therefore the Group has a dedicated IT Risk structure, which is part of the second line of defense. This team is independent from IT related areas, including Engineering, IT Operations, and Information Security.

IT Risk is responsible for identifying, assessing, measuring, monitoring, controlling, and reporting Information Technology risks in relation to risk appetite levels approved by the country-level Risk Committee. The Group continually assesses Nu's potential risk exposure to threats and their potential impacts on the business and customers. The Group continues to improve its IT and cybersecurity features and controls, also considering that people are a key component of the security strategy, ensuring that the employees and third-party contributors remain aware of prevention measures and know how to report incidents.

The results of the IT risk and controls assessments are regularly discussed at the IT Risk Technical Forum and presented to the country-level Risk Committee. Applicable improvement recommendations result in action plans with planned deadlines and responsibilities.

●	Compliance

As the Group operates in a highly regulated environment, a Compliance program was established within the second line of defense. The Compliance team has resources dedicated to the Ethics Program, Regulatory Compliance as well as to Anti Money Laundering Program and Combating the Financing of Terrorism.

The Ethics Program sets the minimum conduct standards for the organization, including Code of Conduct, Compliance Policies, Training, and Awareness Campaigns, as well as an independent Whistleblower Channel.

The Regulatory Compliance team is focused on overseeing the regulatory adherence of the organization. Main activities involve regulatory tracking and managing the regulatory adherence, assessment of new products and features, advisory, Compliance testing as well as centralizing the relationship with regulators regarding requests of information and exams.

Nu's Anti Money Laundering Program represents the global framework and guidelines for AML/CTF and is the basis for the AML team's strategic planning.

The Program is structured in three levels - strategic, tactical and operational - and it's composed of 7 pillars (strategic level): Enterprise Risk Assessment; Policies and Procedures; Communication and Training; Know Your Customer (KYC); Due Diligence (KYE, KYS, KYP and KYB); MSAC - Monitoring, Selection, Analysis and Communication (SAR); and Effectiveness Assessment Program.

●	Reputational Risk

The Group understands that the materialization of other risks can negatively impact its reputation, as they are intrinsically connected. Undesirable events in different risk dimensions such as business continuity, cyber security, ethics and integrity, social media negative activity, among others, can damage Nu's reputation.

Therefore, the Group has teams and processes in place dedicated to overseeing external communication and for crisis management, which are key elements in identifying and mitigating reputational events, as well as to gain long-term insight to better prevent or respond to future events.